N-4	Nov. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Nov. 21, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Putnam Variable Trust Funds — Change in Sub-Adviser

Effective November 1, 2024, Putnam Investments Limited merged with and into Franklin Templeton Investment Management Limited. As a result, Putnam Investments Limited was replaced as sub-adviser to the Putnam Variable Trust Funds.

Accordingly, effective immediately, the “Fund – Share Class Adviser/Sub-Adviser” column of “Appendix B – Funds Available Under the Contract” for the below listed Funds is updated to replace Putnam Investments Limited with Franklin Templeton Investment Management Limited:

●	Putnam VT Core Equity Fund,
●	Putnam VT Global Asset Allocation Fund,
●	Putnam VT Income Fund,
●	Putnam VT International Value Fund,
●	Putnam VT Large Cap Value Fund,
●	Putnam VT Mortgage Securities Fund, and
●	Putnam VT Small Cap Value Fund.

Dimensional VA Funds — Portfolio Name Changes

Effective November 15, 2024, the names of the following Portfolios were changed. As a result, the Portfolio name in the “Fund - Share Class Adviser/Sub-Adviser” column in “Appendix B – Funds Available Under the Contract” of your prospectus is deleted and replaced as follows for the Portfolios listed below:

Portfolio Name Prior to November 15, 2024	Portfolio Name On/After November 15, 2024
VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
VA International Value Portfolio	Dimensional VA International Value Portfolio
VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio